CONSOLIDATED STATEMENTS OF OPERATIONS - Rigetti Computing, Inc [Member] - USD ($) shares in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Revenue		$ 2,104	$ 2,360
Cost of revenue		414	273
Total gross profit		1,690	2,087
Operating Expenses [Abstract]
Research and development		12,449	6,934
Sales and marketing		1,475	312
General and administrative expenses		11,560	2,521
Total operating expenses		25,484	9,767
Loss from operations		(23,794)	(7,680)
Other (expense) income , net:
Interest expense		(1,205)	(77)
Change in fair value of warrant liability		5,822	0
Change in fair value of earn-out liability		9,634	0
Transaction costs		(927)	0
Other expense		0	(30)
Total other (expense) income, net		13,324	(107)
Net loss before provision for income taxes		(10,470)	(7,787)
Provision for income taxes		0	0
Net loss		$ (10,470)	$ (7,787)
Net loss per share attribute to common stockholders - basic and diluted		$ (200)	$ (360)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted	[1]	53,691,948	21,847,581

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.